Business combinations - Acquisition of mobile assets of Oi Group (Details) - Oi Group € in Millions, R$ in Millions	Oct. 23, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	R$ 5,129		R$ 5,492	€ 1,093
Intangible assets				539
Property, plant and equipment				29
Rights of use				105
Deferred tax assets				44
Trade receivables				74
Other assets				30
Cash and cash equivalents				13
Lease liabilities				(117)
Trade payables				(24)
Provisions				(221)
Other liabilities				(55)
Net assets				417
Goodwill		€ 676		676
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 520		520
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets				€ 19